As filed with the Securities and Exchange Commission on November 28, 2011.

1933 Act File No. 333-175923

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
__________________

FORM N-14

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933

☐   PRE-EFFECTIVE AMENDMENT NO.                                          × POST-EFFECTIVE AMENDMENT NO. 1

MFS® MUNICIPAL SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

500 Boylston, Street, Boston, Massachusetts 02116
(Address of Principal Executive Offices)

Registrant's Telephone Number, Including Area Code: 617-954-5000

Susan S. Newton, Massachusetts Financial Services Company,
500 Boylston Street, Boston, Massachusetts 02116
(Name and Address of Agent for Service)
__________________

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE IMMEDIATELY UPON FILING PURSUANT TO RULE 485(b).

Title of Securities Being Registered:  Class A and Class B shares of beneficial interest in the series of the Registrant designated MFS Municipal Income Fund, a series of MFS Municipal Series Trust.

NO FILING FEE IS REQUIRED BECAUSE AN INDEFINITE NUMBER OF SHARES HAVE PREVIOUSLY BEEN REGISTERED PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940.  PURSUANT TO RULE 429, THIS REGISTRATION STATEMENT RELATES TO SHARES PREVIOUSLY REGISTERED ON FORM N-1A (FILE NO. 2-92915)

This amendment to the Registration Statement on Form N-14 of MFS Municipal Series Trust on behalf of its series MFS Municipal Income Fund, filed with the Securities and Exchange Commission on August 1, 2011 (Accession No. 0001193125-11-203918; 1933 Act Registration No. 333-175923) (the “Registration Statement"), is being filed to add Exhibits 4, 12(a) and 12(b) to the Registration Statement.  No other information contained in the Registration Statement, which is incorporated herein by reference in its entirety, is amended, deleted or superseded hereby.

PART C
OTHER INFORMATION

Item 16.	Exhibits:
4	Plan of Reorganization; filed herewith.

12	(a)	Opinion of Ropes & Gray LLP as to tax matters, dated November 4, 2011; filed herewith.

(b)	Consent of Ropes & Gray LLP, dated November 8, 2011; filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 28th day of November, 2011.

MFS® MUNICIPAL SERIES TRUST

By:           MARIA F. DIORIODWYER*
Name:      Maria F. DiOrioDwyer
Title:       President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-14 has been signed below by the following persons in the capacities indicated on November 28, 2011.

SIGNATURE                                                                                     TITLE

MARIA F. DIORIODWYER*                                              President (Principal Executive Officer)
Maria F. DiOrioDwyer

JOHN M. CORCORAN*                                                       Principal Financial and Accounting Officer
John M. Corcoran

ROBERT E. BUTLER*                                                          Trustee
Robert E. Butler

MAUREEN R. GOLDFARB*                                                          Trustee
Maureen R. Goldfarb

DAVID H. GUNNING*                                                        Trustee
David H. Gunning

WILLIAM R. GUTOW*                                                                  Trustee
William R. Gutow

MICHAEL HEGARTY*                                                       Trustee
Michael Hegarty

JOHN P. KAVANAUGH*                                                   Trustee
John P. Kavanaugh

ROBERT J. MANNING*                                                     Trustee
Robert J. Manning

ROBERT C. POZEN*                                                                 Trustee
Robert C. Pozen

J. DALE SHERRATT*                                                         Trustee
J. Dale Sherratt

LAURIE J. THOMSEN*                                                       Trustee
Laurie J. Thomsen

ROBERT W. UEK*                                                                Trustee
Robert W. Uek

*By:SUSAN S. NEWTON
Name:Susan S. Newton
as Attorney-in-fact

Executed by Susan S. Newton on behalf of those indicated pursuant to a Power of Attorney, dated July 20, 2011 (Trustees) and a Power of Attorney, dated July 20, 2011 (DiOrioDwyer) (Corcoran) incorporated by reference to the Registrant’s Initial Registration Statement on Form N-14 (File No. 333-175923), filed with the SEC via EDGAR on August 1, 2011.

INDEX TO EXHIBITS

EXHIBIT NO.                                                    DESCRIPTION OF EXHIBIT

4	Plan of Reorganization; filed herewith.

12	(a)	Opinion of Ropes & Gray LLP as to tax matters, dated November 4, 2011; filed herewith.

(b)	Consent of Ropes & Gray LLP, dated November 8, 2011; filed herewith.